Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)
Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount		$ 37,332,952
Sensitivity analysis amount		38,008,542
Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount		31,187,671
Sensitivity analysis amount		31,703,980
Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount		6,145,281
Sensitivity analysis amount		$ 6,304,562
Regular Scenario[member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	70.00%	70.00%
Sensitivity analysis rate	45.00%	45.00%
Macroeconomic scenario probability			70.00%
GDP	(5.00%)	(5.00%)
Unemployment Rate	(8.00%)	(8.00%)
Real Salary	(2.00%)	(2.00%)
Badlar	40.00%	40.00%
Positive Scenario [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%	15.00%
Sensitivity analysis rate	10.00%	10.00%
Macroeconomic scenario probability	15.00%	15.00%
GDP	1.00%	1.00%
Unemployment Rate	(6.00%)	(6.00%)
Real Salary	(4.00%)	(4.00%)
Badlar	10.00%	10.00%
Positive Scenario [member] | Grupo Financiero Galicia ECL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount	$ 37,467,704
Positive Scenario [member] | Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount	$ 31,101,450
Positive Scenario [member] | Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount			$ 6,366,254
Negative Scenario [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%	15.00%
Sensitivity analysis rate	45.00%	45.00%
Macroeconomic scenario probability			15.00%
GDP	(15.00%)	(15.00%)
Unemployment Rate	40.00%	40.00%
Real Salary	(5.00%)	(5.00%)
Badlar	120.00%	120.00%